Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest
Balance at Dec. 31, 2014	$ 17,454,524	$ 11,667	$ 11,108,133	$ 1,862,365	$ 3,147,151	$ 1,094,617	$ 230,591
Balance, shares at Dec. 31, 2014		11,666,667
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering costs of $1,597,143	18,594,972	$ 4,038	18,590,934
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering costs of $1,597,143, shares		4,038,423
Stock based compensation	23,088	$ 28	23,060
Stock based compensation, shares		27,705
Net income	7,948,173				8,041,541		(93,368)
Appropriations to statutory reserve				1,006,479	(1,006,479)
Foreign currency translation loss	(702,167)					(702,167)
Balance at Dec. 31, 2015	43,318,590	$ 15,733	29,722,127	2,868,844	10,182,213	392,450	137,223
Balance, shares at Dec. 31, 2015		15,732,795
Stock based compensation	123,339	$ 24	123,315
Stock based compensation, shares		23,705
Net income	7,943,053				7,943,033		20
Appropriations to statutory reserve				1,149,113	(1,149,113)
Foreign currency translation loss	(1,913,200)					(1,913,200)
Balance at Dec. 31, 2016	$ 49,471,782	$ 15,757	$ 29,845,442	$ 4,017,957	$ 16,976,133	$ (1,520,750)	$ 137,243
Balance, shares at Dec. 31, 2016		15,756,500